Stock-based Compensation - Fair Value Assumptions (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	49.30%	44.60%
Expected volatility, maximum	51.90%	49.30%
Risk-free interest rate, minimum	0.40%	1.60%
Risk-free interest rate, maximum	1.80%	1.90%
Dividend yield	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	5 years 11 months 15 days	5 years 3 months 7 days
Current stock value (in dollars per share)	$ 1.67	$ 1.28
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	6 years 7 days	6 years 7 days
Current stock value (in dollars per share)	$ 5.64	$ 1.67